February 12, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Investment Portfolios (the “Registrant”)

- MidCap Stock Portfolio

- Small Cap Stock Index Portfolio

- Technology Growth Portfolio

1933 Act File No.: 333-47011

1940 Act File No.: 811-08673

CIK No.: 0001056707

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended December 31, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 234–2057.

Sincerely yours,

/s/ Vickie Proudley

Vickie Proudley

Associate Paralegal

Enclosure